UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue
           14th Floor
           New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 New York, NY                       1/25/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      232,975
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM            00971T101   15,153   322,070          SOLE       NONE        0      0 None
American Express             COM            025816109   11,026   256,885          SOLE       NONE        0      0 None
Bank of America Warrants B   Warrant        060505153    3,896 1,459,360          SOLE       NONE        0      0 None
Berkshire Hathaway           CL B           084670207   16,817   209,930          SOLE       NONE        0      0 None
Boeing Company               COM            097023105   10,814   165,706          SOLE       NONE        0      0 None
Caterpillar Inc.             COM            149123101   11,445   122,194          SOLE       NONE        0      0 None
Cognizant Technologies Solu. CL A           192446102   16,667   227,410          SOLE       NONE        0      0 None
Deere & Co.                  COM            244199105    9,941   119,695          SOLE       NONE        0      0 None
EMC Corp.                    COM            268648102   13,819   603,470          SOLE       NONE        0      0 None
Enerplus Resources Fund      Unit TR G New  29274D604    6,499   210,735          SOLE       NONE        0      0 None
Google Inc.                  CL A           38259P508   14,569    24,528          SOLE       NONE        0      0 None
Market Vectors ETF Trust     Gold Miner ETF 57060U100   18,533   301,490          SOLE       NONE        0      0 None
Medtronic Inc.               COM            585055106    5,828   157,140          SOLE       NONE        0      0 None
Metropolitan Health Networks COM            592142103    8,633 1,931,394          SOLE       NONE        0      0 None
Medifast Inc.                COM            58470H101    8,974   310,720          SOLE       NONE        0      0 None
McDonald's Corp              COM            580135101   16,086   209,557          SOLE       NONE        0      0 None
Orbcomm, Inc.                COM            68555p100    4,673 1,804,232          SOLE       NONE        0      0 None
Qualcomm Inc.                COM            747525103   13,584   274,485          SOLE       NONE        0      0 None
Tupperware Brands Corp.      COM            899896104    9,367   196,505          SOLE       NONE        0      0 None
Wal Mart Stores Inc.         COM            931142103    9,910   183,765          SOLE       NONE        0      0 None
Western Union                COM            959802109    6,741   363,021          SOLE       NONE        0      0 None


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